Significant Accounting Policies - Schedule of Amortization of Intangible Assets (Details) - Coinshares International Limited [Member]	Dec. 31, 2025
Fee generating contracts (annuity method) [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Amortization of Intangible Assets Estimated Term	10 years
Software [Member] | Minimum [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Amortization of Intangible Assets Estimated Term	3 years
Software [Member] | Maximum [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Amortization of Intangible Assets Estimated Term	5 years